Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment [Line Items]
Depreciation expenses	$ 2	$ 1	$ 0	$ 0	$ 2	$ 0	$ 4	$ 0
Total cost					$ 1,223
Renewal terms							1 year
Artificial Graphite Machineries [Member]
Property and Equipment [Line Items]
Total cost							$ 1,223
Tenancy Agreement [Member]
Property and Equipment [Line Items]
Monthly rental							$ 4